VOYA EQUTIY TRUST

Voya Large Cap Value Fund

(the “Fund”)

Supplement dated May 1, 2015

to the Fund’s Class A, Class B, Class C, Class I, Class O,

Class R and Class W Prospectus and Class R6 Prospectus

each dated September 30, 2014

(each a “Prospectus” and collectively “Prospectuses”)

Effective May 1, 2015, Kristy Finnegan is added as an assistant portfolio manager of the Fund. The Fund’s Prospectus is hereby revised as follows:

1.	The sub-section entitled “Portfolio Management – Portfolio Managers” of the summary section of the Fund’s Prospectus, is hereby deleted in its entirety and replaced with the following:

Portfolio Managers

Christopher F. Corapi, CFA	Vincent Costa, CFA
Portfolio Manager (since 05/11)	Portfolio Manager (since 06/13)
Robert M. Kloss	Kristy Finnegan, CFA
Portfolio Manager (since 04/10)	Assistant Portfolio Manager (since 05/15)

2.	The following paragraph is added to the sub-section entitled “Management of the Funds – Voya Investment Management Co. LLC-Voya Large Cap Value Fund” of the Fund’s Prospectus.

Kristy Finnegan, CFA, Assistant Portfolio Manager, covers various sectors for Voya IM’s value team. Ms. Finnegan joined Voya IM in November 2001 as an analyst covering the technology sector and later covering the consumer sectors. Prior to joining Voya IM, she was an investment banking analyst at SunTrust Equitable Securities in Nashville, Tennessee where she focused on deals primarily in the education and health care sectors.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

VOYA EQUITY TRUST

Voya Large Cap Value Fund

(“Fund”)

Supplement dated May 1, 2015

to the Fund’s Class A, Class B, Class C, Class I, Class O,

Class R, Class R6, and Class W shares Statement of

Additional Information (“SAI”)

dated September 30, 2014

Effective May 1, 2015, Kristy Finnegan was added as an assistant portfolio manager of the Fund. The Fund’s SAI is hereby revised as follows:

1.	The tables in the sub-sections “Other Accounts Managed” and “Ownership of Securities” under the section entitled “Portfolio Managers - Voya Growth Opportunities Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, and Voya SmallCap Opportunities Fund” in the Fund’s SAI are hereby revised to include the following:

Other Accounts Managed

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets

Kristy Finnegan(2)	0	$0	0	$0	0	$0

(2)	As of December 31, 2014.

Ownership of Securities

Portfolio Manager	Fund	Dollar Range of Fund Shares Owned
Kristy Finnegan(1)	Large Cap Value Fund	None
(1)	As of December 31, 2014.

2.	The third paragraph of the sub-section entitled “Portfolio Manager – Compensation” is deleted and replaced with the following:

Voya IM has defined indices (the Russell 1000® Growth Index for Mr. Bianchi, Mr. Corapi, and Mr. Pytosh as Portfolio Managers for Voya Growth Opportunities Fund; the Russell 1000® Value Index for Mr. Corapi, Mr. Costa, Mr. Kloss, and Ms. Finnegan as Portfolio Managers and Assistant Portfolio Manager, respectfully, for Voya Large Cap Value Fund; the Russell MidCap® Growth Index for Mr. Bianchi, and Mr. Pytosh as Portfolio Managers for MidCap Opportunities Fund; and the Russell 2000® Growth Index for Mr. Basset, Mr. Hasso, and Mr. Salopek as Portfolio Managers for SmallCap Opportunities Fund) and set performance goals to appropriately reflect requirements for the investment team. The measures for each team are outlined on a “scorecard” that is reviewed on an annual basis. These scorecards measure investment performance versus benchmark and peer groups over one-, three- and five-year periods; year-to-date net cash flow (changes in the accounts’ net assets not attributable in the value of the accounts’ investments) for all accounts managed by the team. The results for overall Voya IM scorecards are typically calculated on an asset weighted performance basis of the individual team scorecards.

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